STOCKHOLDERS EQUITY (Details 3) - Stock Incentive Plan Two Thousands Sixteen [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares available for grant, beginning	356,500	697,500
Shares available for grant, additional shares reserved	750,000
Shares available for grant, options granted	(378,750)	(341,000)
Shares avialable for grant, options forfeited	92,000
Shares available for grant, ending	819,750	356,500